Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 366,351	$ 284,626
Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		352
Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	703	544
Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	632
Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	365,016
Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		283,730
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	330,799	269,001
CANADA | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
CANADA | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
CANADA | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
CANADA | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	330,799
CANADA | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		269,001
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	12,288	12,592
UNITED STATES | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		317
UNITED STATES | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	529	529
UNITED STATES | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	360
UNITED STATES | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	11,399
UNITED STATES | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		11,746
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	749	340
PERU | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		26
PERU | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	156	0
PERU | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
PERU | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	593
PERU | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		314
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,299	2,406
MEXICO | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
MEXICO | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	207
MEXICO | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,092
MEXICO | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,406
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	243	203
BARBADOS | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		8
BARBADOS | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	15	12
BARBADOS | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	60
BARBADOS | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	168
BARBADOS | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		183
ARGENTINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	19,973	84
ARGENTINA | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		1
ARGENTINA | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	3	3
ARGENTINA | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	5
ARGENTINA | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 19,965
ARGENTINA | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		$ 80